intangible assets and goodwill - Intangible assets with indefinite lives and goodwill - spectrum licences and impairment testing (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Intangible assets and goodwill
Goodwill	CAD 4,217	CAD 3,800	CAD 3,787
Period over which management has projected cash flows	3 years
Discount rates applied to cash flow projections	7.00%		7.00%
Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Intangible assets with indefinite lives	CAD 8,693		CAD 8,693
Goodwill	4,217		3,787
Total	CAD 12,910		CAD 12,480
Wireless
Intangible assets and goodwill
Growth rates applied to cash flow projections	2.25%		2.00%
Wireless | Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Intangible assets with indefinite lives	CAD 8,693		CAD 8,693
Goodwill	2,860		2,647
Total	CAD 11,553		CAD 11,340
Wireline
Intangible assets and goodwill
Growth rates applied to cash flow projections	2.25%		2.00%
Wireline | Significant unobservable inputs (Level 3)
Intangible assets and goodwill
Goodwill	CAD 1,357		CAD 1,140
Total	CAD 1,357		CAD 1,140
Spectrum licences
Intangible assets and goodwill
Renewal of spectrum license ( in years)	20 years